4. Intangible Assets (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Details 1
For the year ended December 31, 2012	$ 393,478
For the year ended December 31, 2013	352,005
For the year ended December 31, 2014	313,418
For the year ended December 31, 2015	258,574
For the year ended December 31, 2016	71,056
Total	$ 1,388,531	$ 1,236,996